Trade Payables and Other Liabilities - Summary of Accrued Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Analysis of income and expense [abstract]
Data-center-related costs	€ 51,912	€ 36,838	€ 18,785
Personnel and related costs	14,746	13,273	12,261
Professional services	3,207	2,486	1,871
Customer implementation and related costs	4,484	4,492	3,081
Financing-related costs	2,780	17,909	17,498
Other	3,945	3,806	3,581
Accrued expenses	€ 81,074	€ 78,804	€ 57,077

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.